Financing Receivable, Net - Summary of Aging Analysis of Past Due Financing Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Aging analysis of past due financing receivables
Total financing receivables	¥ 4,340,966	¥ 5,652,471
Installment Purchase Loans
Aging analysis of past due financing receivables
Total financing receivables	394,753	584,672
Personal Installment Loans
Aging analysis of past due financing receivables
Total financing receivables	3,946,213	5,067,799
1-29 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables	139,503	159,609
1-29 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Total financing receivables	6,965	7,086
1-29 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Total financing receivables	132,538	152,523
30-59 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables	39,346	78,904
30-59 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Total financing receivables	3,763	4,508
30-59 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Total financing receivables	35,583	74,396
60-89 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables	29,103	58,056
60-89 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Total financing receivables	2,698	3,839
60-89 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Total financing receivables	26,405	54,217
90-179 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables	76,694	177,866
90-179 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Total financing receivables	5,784	11,884
90-179 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Total financing receivables	70,910	165,982
Total Past Due
Aging analysis of past due financing receivables
Total financing receivables	284,646	474,435
Total Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Total financing receivables	19,210	27,317
Total Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Total financing receivables	265,436	447,118
Current
Aging analysis of past due financing receivables
Total financing receivables	4,056,320	5,178,036
Current | Installment Purchase Loans
Aging analysis of past due financing receivables
Total financing receivables	375,543	557,355
Current | Personal Installment Loans
Aging analysis of past due financing receivables
Total financing receivables	¥ 3,680,777	¥ 4,620,681